Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 337,317,000
Total Fee Amount	46,583.48
Total Offset Amount	0
Net Fee	$ 46,583.48
Offset Table N/A	N/A